COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease commitments:
Rent expenses	$ 20,053	$ 14,103	$ 23,669
Minimum payment under operating leases upon cancellation	507
Lease expense related to motor vehicles lease contracts	2,432	2,656	2,747
2019	23,450
2020	21,333
2021	17,828
2022	17,446
2023	10,749
2024 and thereafter	24,109
Operating leases, future minimum payments	$ 114,915
Office Space, Hoboken, NJ [Member]
Lease commitments:
Rent expenses			$ 6,457
Sub-lease rental income		$ 3,067